STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS - Schedule of Statutory Capital And Surplus, and Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
American Equity Investment Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 3,214
Statutory net income (loss)	(747)
Statutory capital and surplus	91
American National Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	2,264	$ 2,363
Statutory net income (loss)	(243)	(362)	$ 335
Freestone Re Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	1,345	595
Statutory net income (loss)	625	150	107
Other
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	2,045	1,986
Argo Re Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	1,514	1,195
Statutory net income (loss)	(117)	(177)
NER Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	135	91
Statutory net income (loss)	48	(2)	(16)
BAC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	460	419
Statutory net income (loss)	48	15	43
NER SPC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	85	965
Statutory net income (loss)	135	$ 192	$ 245
American Equity Investment Life Holdings
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 5,300